Document and Entity Information	Aug. 06, 2024
Prospectus:
Document Type	497
Entity Central Index Key	0001587982
Entity Registrant Name	Investment Managers Series Trust II
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Feb. 06, 2025
Document Creation Date	Feb. 06, 2025
Document Effective Date	Feb. 06, 2025
Prospectus Date	Aug. 06, 2024
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Prospectus:
Trading Symbol	SARK